Schedule II—Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable—Allowance for Doubtful Receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 40	$ 38	$ 28
Additions charged to expenses	17	12	11
Deductions from reserves	(31)	(10)	(1)
Balance at end of period	26	40	38
Inventory—Obsolescence Reserve
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	8	4	6
Additions charged to expenses	41	14	18
Deductions from reserves	(14)	(10)	(20)
Balance at end of period	35	8	4
Deferred Tax Assets—Valuation Allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	738	703	700
Additions charged to expenses	122	47	125
Deductions from reserves	(88)	(12)	(122)
Balance at end of period	$ 772	$ 738	$ 703